Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Summary of financing receivables
Direct financing leases	$ 495,990	$ 660,594
Other loan receivables
Total direct financing leases and other loan receivables	762,071	982,336
Payment activity | Performing
Summary of financing receivables
Direct financing leases	495,990	660,594
Other loan receivables
Long-term receivable included in other assets	12,175	17,712
Other internal metrics | Performing
Other loan receivables
Loans to equity-accounted investees and joint venture partners	$ 253,906	$ 304,030